Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Managed Portfolio Series
Entity Central Index Key	0001511699
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Olstein All Cap Value Fund
Class Name	Class A
Trading Symbol	OFAVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Olstein All Cap Value Fund for the period of July 1, 2025, to December 31, 2025, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.olsteinfunds.com/resources/documents-forms. You can also request this information by contacting us at 1-800-799-2113.
Additional Information Phone Number	1-800-799-2113
Additional Information Website	https://www.olsteinfunds.com/resources/documents-forms
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$75	1.43%
[1]
Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.43%
Net Assets	$ 479,104,329
Holdings Count | $ / shares	80
Advisory Fees Paid, Amount	$ 2,488,562
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$479,104,329
Number of Equity Holdings	80
Net Advisory Fee	$2,488,562
Portfolio Turnover	13%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type (% of Net Assets)	(%)
Common Stocks	92.5%
Cash & Other	7.5%

Top 10 Issuers (% of Equity Investments)	(%)
Walt Disney Co.	2.8%
Omnicom Group, Inc.	2.0%
IFF, Inc.	1.9%
SLB Ltd.	1.9%
Becton, Dickinson & Co.	1.9%
LKQ Corp.	1.8%
FIS, Inc.	1.8%
Target Corp.	1.8%
Baxter International, Inc.	1.8%
Sensata Technologies PLC	1.7%
Sector Breakdown (% of Equity Investments)

Updated Prospectus Web Address	https://www.olsteinfunds.com/resources/documents-forms
Class C
Shareholder Report [Line Items]
Fund Name	Olstein All Cap Value Fund
Class Name	Class C
Trading Symbol	OFALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Olstein All Cap Value Fund for the period of July 1, 2025, to December 31, 2025, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.olsteinfunds.com/resources/documents-forms. You can also request this information by contacting us at 1-800-799-2113.
Additional Information Phone Number	1-800-799-2113
Additional Information Website	https://www.olsteinfunds.com/resources/documents-forms
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$114	2.18%
[2]
Expenses Paid, Amount	$ 114
Expense Ratio, Percent	2.18%
Net Assets	$ 479,104,329
Holdings Count | $ / shares	80
Advisory Fees Paid, Amount	$ 2,488,562
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$479,104,329
Number of Equity Holdings	80
Net Advisory Fee	$2,488,562
Portfolio Turnover	13%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type (% of Net Assets)	(%)
Common Stocks	92.5%
Cash & Other	7.5%

Top 10 Issuers (% of Equity Investments)	(%)
Walt Disney Co.	2.8%
Omnicom Group, Inc.	2.0%
IFF, Inc.	1.9%
SLB Ltd.	1.9%
Becton, Dickinson & Co.	1.9%
LKQ Corp.	1.8%
FIS, Inc.	1.8%
Target Corp.	1.8%
Baxter International, Inc.	1.8%
Sensata Technologies PLC	1.7%
Sector Breakdown (% of Equity Investments)

Updated Prospectus Web Address	https://www.olsteinfunds.com/resources/documents-forms
Adviser Class
Shareholder Report [Line Items]
Fund Name	Olstein All Cap Value Fund
Class Name	Adviser Class
Trading Symbol	OFAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Olstein All Cap Value Fund for the period of July 1, 2025, to December 31, 2025, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.olsteinfunds.com/resources/documents-forms. You can also request this information by contacting us at 1-800-799-2113.
Additional Information Phone Number	1-800-799-2113
Additional Information Website	https://www.olsteinfunds.com/resources/documents-forms
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Adviser Class	$62	1.18%
[3]
Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.18%
Net Assets	$ 479,104,329
Holdings Count | $ / shares	80
Advisory Fees Paid, Amount	$ 2,488,562
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$479,104,329
Number of Equity Holdings	80
Net Advisory Fee	$2,488,562
Portfolio Turnover	13%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type (% of Net Assets)	(%)
Common Stocks	92.5%
Cash & Other	7.5%

Top 10 Issuers (% of Equity Investments)	(%)
Walt Disney Co.	2.8%
Omnicom Group, Inc.	2.0%
IFF, Inc.	1.9%
SLB Ltd.	1.9%
Becton, Dickinson & Co.	1.9%
LKQ Corp.	1.8%
FIS, Inc.	1.8%
Target Corp.	1.8%
Baxter International, Inc.	1.8%
Sensata Technologies PLC	1.7%
Sector Breakdown (% of Equity Investments)

Updated Prospectus Web Address	https://www.olsteinfunds.com/resources/documents-forms
Class A
Shareholder Report [Line Items]
Fund Name	Olstein Strategic Opportunities Fund
Class Name	Class A
Trading Symbol	OFSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Olstein Strategic Opportunities Fund for the period of July 1, 2025, to December 31, 2025, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.olsteinfunds.com/resources/documents-forms. You can also request this information by contacting us at 1-800-799-2113.
Additional Information Phone Number	1-800-799-2113
Additional Information Website	https://www.olsteinfunds.com/resources/documents-forms
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$84	1.60%
[4]
Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.60%
Net Assets	$ 45,463,403
Holdings Count | $ / shares	38
Advisory Fees Paid, Amount	$ 130,744
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$45,463,403
Number of Equity Holdings	38
Net Advisory Fee	$130,744
Portfolio Turnover	8%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type (% of Net Assets)	(%)
Common Stocks	97.3%
Cash & Other	2.7%

Top 10 Issuers (% of Equity Investments)	(%)
Aebi Schmidt Holding AG	4.2%
Vontier Corp.	4.2%
Avantor, Inc.	4.2%
Gates Industrial Corp. PLC	4.1%
Dine Brands Global, Inc.	4.0%
Sensata Technologies PLC	3.9%
ABM Industries, Inc.	3.6%
Central Garden & Pet Co. - Class A	3.5%
Integra LifeSciences Corp.	3.5%
LKQ Corp.	3.3%
Sector Breakdown (% of Equity Investments)

Updated Prospectus Web Address	https://www.olsteinfunds.com/resources/documents-forms
Class C
Shareholder Report [Line Items]
Fund Name	Olstein Strategic Opportunities Fund
Class Name	Class C
Trading Symbol	OFSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Olstein Strategic Opportunities Fund for the period of July 1, 2025, to December 31, 2025, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.olsteinfunds.com/resources/documents-forms. You can also request this information by contacting us at 1-800-799-2113.
Additional Information Phone Number	1-800-799-2113
Additional Information Website	https://www.olsteinfunds.com/resources/documents-forms
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$124	2.35%
[5]
Expenses Paid, Amount	$ 124
Expense Ratio, Percent	2.35%
Net Assets	$ 45,463,403
Holdings Count | $ / shares	38
Advisory Fees Paid, Amount	$ 130,744
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$45,463,403
Number of Equity Holdings	38
Net Advisory Fee	$130,744
Portfolio Turnover	8%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type (% of Net Assets)	(%)
Common Stocks	97.3%
Cash & Other	2.7%

Top 10 Issuers (% of Equity Investments)	(%)
Aebi Schmidt Holding AG	4.2%
Vontier Corp.	4.2%
Avantor, Inc.	4.2%
Gates Industrial Corp. PLC	4.1%
Dine Brands Global, Inc.	4.0%
Sensata Technologies PLC	3.9%
ABM Industries, Inc.	3.6%
Central Garden & Pet Co. - Class A	3.5%
Integra LifeSciences Corp.	3.5%
LKQ Corp.	3.3%
Sector Breakdown (% of Equity Investments)

Updated Prospectus Web Address	https://www.olsteinfunds.com/resources/documents-forms
Adviser Class
Shareholder Report [Line Items]
Fund Name	Olstein Strategic Opportunities Fund
Class Name	Adviser Class
Trading Symbol	OFSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Olstein Strategic Opportunities Fund for the period of July 1, 2025, to December 31, 2025, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.olsteinfunds.com/resources/documents-forms. You can also request this information by contacting us at 1-800-799-2113.
Additional Information Phone Number	1-800-799-2113
Additional Information Website	https://www.olsteinfunds.com/resources/documents-forms
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Adviser Class	$71	1.35%
[6]
Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.35%
Net Assets	$ 45,463,403
Holdings Count | $ / shares	38
Advisory Fees Paid, Amount	$ 130,744
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$45,463,403
Number of Equity Holdings	38
Net Advisory Fee	$130,744
Portfolio Turnover	8%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type (% of Net Assets)	(%)
Common Stocks	97.3%
Cash & Other	2.7%

Top 10 Issuers (% of Equity Investments)	(%)
Aebi Schmidt Holding AG	4.2%
Vontier Corp.	4.2%
Avantor, Inc.	4.2%
Gates Industrial Corp. PLC	4.1%
Dine Brands Global, Inc.	4.0%
Sensata Technologies PLC	3.9%
ABM Industries, Inc.	3.6%
Central Garden & Pet Co. - Class A	3.5%
Integra LifeSciences Corp.	3.5%
LKQ Corp.	3.3%
Sector Breakdown (% of Equity Investments)

Updated Prospectus Web Address	https://www.olsteinfunds.com/resources/documents-forms

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized

[4]
*	Annualized

[5]
*	Annualized

[6]
*	Annualized